Deposits (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of period	R$ 11,995,288	R$ 3,133,996
Additions, Deposits From Customers	17,958,706	25,475,725
Withdrawals, Deposits From Customers	(14,408,110)	(17,228,838)
Interest expense on deposits from customers	642,556	614,405
Balance at end of period	R$ 16,188,440	R$ 11,995,288